Stock-Based Compensation (Summary Of Stock Options) (Details) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
Apr. 30, 2018 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Shares, Outstanding, beginning of the year | shares	1,702
Shares, Granted | shares	274
Option exercises, shares | shares	(1,495)
Shares, Forfeited or expired | shares	0
Shares, Outstanding, end of the year | shares	481
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted-Average Exercise Price, Outstanding, beginning of the year (in usd per share) | $ / shares	$ 17.99
Weighted-Average Exercise Price, Granted (in usd per share) | $ / shares	29.73
Weighted-Average Exercise Price, Exercised (in usd per share) | $ / shares	17.94
Weighted-Average Exercise Price, Forfeited or expired (in usd per share) | $ / shares	0.00
Weighted-Average Exercise Price, Outstanding, end of the year (in usd per share) | $ / shares	$ 24.84
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Shares, Exercisable, end of the year | shares	190
Shares, Exercisable and expected to vest | shares	435
Weighted-Average Exercise Price, Exercisable, end of the year | $ / shares	$ 18.08
Weighted-Average Exercise Price, Exercisable and expected to vest | $ / shares	$ 24.34
Weighted-Average Remaining Contractual Term, Outstanding, end of the year	7 years
Weighted-Average Remaining Contractual Term, Exercisable, end of the year	4 years
Weighted-Average Remaining Contractual Term, Exercisable and expected to vest, years	7 years
Aggregate Intrinsic Value, Outstanding, end of the year | $	$ 1,965
Aggregate Intrinsic Value, Exercisable, end of the year | $	1,853
Aggregate Intrinsic Value, Exercisable and expected to vest | $	$ 1,958